Investment property (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	$ 2,666	$ 4,796
Reclassification to property, plant and equipment	0	(1,335)
Exchange difference	(395)	(795)
Investment property, end of period	2,271	2,666
Fair value | Level 3
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	45,000
Investment property, end of period	42,000	45,000
Cost
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	2,666
Investment property, end of period	2,271	2,666
Accumulated amortization
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	0
Investment property, end of period	$ 0	$ 0